Interest-Bearing Borrowings (Details 1) - CNY (¥)	Dec. 31, 2019	Dec. 31, 2018
Assets Sold under Agreements to Repurchase [Line Items]
Gross obligations under repurchase agreements	¥ 870,778,215	¥ 4,213,900,028
Loans principal, interest and financing service fee receivables [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Gross obligations under repurchase agreements	594,848,215	1,643,000,023
Rights to earnings in the Group's subordinated tranches of consolidated VIEs [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Gross obligations under repurchase agreements	275,930,000	2,381,636,580
Rights to earnings in loans principal, interest and financing service fee receivables [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Gross obligations under repurchase agreements		¥ 189,263,425